INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

        The current and deferred components of income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2011	2012	2013
Income taxes expenses/(benefits):
Current
PRC	462,022	2,279,819	5,475,849
Hong Kong	99,884	153,311	—
Deferred
PRC	(88,364)	(1,110,762)	(248,456)
Hong Kong	—	—	(97,368)

	473,542	1,322,368	5,130,025

Cayman Islands

        The Company is a tax-exempt entity incorporated in the Cayman Islands.

British Virgin Islands

        Under the current BVI law, income from Distribution Workshop BVI, Alpha Speed Limited and Bona International are not subject to taxation.

Hong Kong

        Hong Kong adopts a territorial source principle of taxation. Only profits sourced in Hong Kong are taxable and those sourced elsewhere are not subject to Hong Kong Profits Tax. Provision of $99,884, $153,311 and negative 97,368 for Hong Kong Profits Tax were made for the years ended December 31, 2011, 2012 and 2013 at Hong Kong profit tax rate of 16.5%, respectively.

PRC

        The enterprise income tax ("EIT") law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group's entities operating in the PRC was 25% with the following exceptions.

        Zhejiang Bona was established in Zhejiang in December 2008 as a cultural enterprise and it was exempted from income tax for the years of 2009, 2010 and 2011 pursuant to an approval by the relevant local tax authority in June 2009.

        Xi'an Huitong was established in the western region of the PRC. In 2011, Xi'an Huitong obtained an approval from its local tax authority for a preferential tax rate of 15% effective from 2011 through 2020.

        The principle components of the Group's deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets
Allowance for doubtful accounts	177,225	265,251
Accrued payroll	143,474	232,081
Advertisement expenses	1,029	—
Impairment of production cost	330,061	—
Net operating losses carry forwards	393,366	539,668
Less: valuation allowance	(74,472)	(63,920)

Total current deferred tax assets	970,683	973,080

Property and equipment	16,800	77,941
Deferred income	—	218,332
American depositary reimbursement	231,288	145,574
Net operating losses carry forwards	2,774,644	3,705,339
Less: valuation allowance	(2,711,630)	(3,637,456)

Total non-current deferred tax assets	311,102	509,730

Deferred tax liabilities
Acquired intangible assets	211,203	23,626

Total non-current deferred tax liabilities	211,203	23,626

        Changes in the balances of valuation allowance on deferred tax assets are as follows:

	For the years ended December 31,
	2011	2012	2013
Beginning balance as of January 1	840,094	2,709,432	2,786,102
Additional allowance	2,137,043	1,329,725	1,752,370
Reversal of allowance	(345,883)	(1,274,097)	(901,798)
Exchange effect	78,178	21,042	64,702

Ending balance as of December 31	2,709,432	2,786,102	3,701,376

        The Group had net operating losses of $10,735,545 and $19,673,512 from the Group's PRC and Hong Kong entities as of December 31, 2012 and 2013, respectively. The net operating losses carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. As of December 31, 2012 and 2013, valuation allowance was $2,698,322 and $3,546,889, respectively, which were provided against deferred tax assets arising from net operating losses of certain PRC and Hong Kong entities due to the uncertainty of realization.

        The net operating losses carry forwards for the Group's PRC entities as of December 31, 2013 will expire on various dates through 2018. The net operating losses generated by the Group's Hong Kong entities as of December 31, 2013 will be carried forward permanently.

        A reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2011	2012	2013
Net income (loss) before income tax provision	15,042,856	(251,618)	9,574,137
Statutory tax rate in the PRC	25%	25%	25%
Income tax expenses (benefits) at statutory tax rate in the PRC	3,760,714	(62,905)	2,393,534
Non-deductible expenses	(296,707)	87,516	203,250
Effect of tax holidays and concessions	(5,113,717)	(388,904)	(209,526)
Effect of income tax rate difference in other jurisdictions	1,298,988	1,609,991	1,827,493
Changes in valuation allowance	824,264	76,670	915,274

Income tax expenses	473,542	1,322,368	5,130,025

        If the tax holidays and concessions primarily including tax exemption and preferential tax rate granted to Xi'an Huitong were not available, changes in provisions for income taxes and net income per share would have been as follows:

	For the years ended December 31,
	2011	2012	2013
Changes in income tax expenses	5,113,717	388,904	209,526
Decrease in net income (increase in net loss) per ordinary share-basic	0.17	(0.01)	0.01
Decrease in net income (increase in net loss) per ordinary share-diluted	0.17	(0.01)	0.01

        There are no ongoing examinations by tax authorities at this time. Tax years of each of the Group's PRC entities from 2008 through 2013 remain subject to review and potential recourse by the PRC tax authorities.

        The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2013.

        Tax uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

        If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $52,526,691 as of December 31, 2013 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

        Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company were approximately US$53,110,080 as of December 31, 2013. The Group did not record any deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because the Group believes such excess earnings can be distributed in a tax-free manner using a means permitted under the PRC tax law and expects that it will ultimately use that means.

        Zhejiang Bona, as a cultural enterprise, was exempted from income tax for the year of 2011 as approved by a local tax authority in June 2009. However, according to a notice issued by the State Administration of Taxation, the tax exemptions for cultural enterprises were terminated on December 31, 2010. The Group has confirmed with the local tax authority that the tax exemption approval obtained from them is legally valid and therefore the Group believes this tax exemption benefit is more likely than not to be sustained upon examination and did not recognize any tax expense for Zhejiang Bona for 2011.